CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Current assets:
Cash	¥ 686,691		¥ 810,672
Property and equipment, net	519,691		437,337
Investments, Fair Value Disclosure	24,750		15,000
Long-term Investments	101,920		41,760
Other non-current assets	150,064		91,849
Current liabilities:
Income taxes payable	125,971		91,240
Accrued expenses and other current liabilities	184,646		117,867
Other non-current liabilities	¥ 4,329		¥ 7,043
Class A [Member]
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	860,000,000	860,000,000	860,000,000	860,000,000
Issued | shares	52,340,176	52,340,176	48,735,228	48,735,228
Outstanding | shares	49,009,530	49,009,530	47,160,248	47,160,248
Treasury shares | shares	3,330,646	3,330,646	1,574,980	1,574,980
Class B [Member]
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized | shares	40,000,000	40,000,000	40,000,000	40,000,000
Issued | shares	7,206,059	7,206,059	8,895,249	8,895,249
Outstanding | shares	7,206,059	7,206,059	8,895,249	8,895,249
VIE [Member]
Current assets:
Cash	¥ 294		¥ 630
Property and equipment, net			3
Investments, Fair Value Disclosure | $
Long-term Investments	71,250		35,000
Other non-current assets	3,564		716
Current liabilities:
Income taxes payable	3,052		3,729
Accrued expenses and other current liabilities	308		176
Other non-current liabilities	¥ 267		¥ 267